Income Taxes	11 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

9. INCOME TAXES

The Company’s net deferred tax assets at December 31, 2023 are as follows:

December 31, 2023
Deferred tax assets
Net operating loss carryforwards	113,635
Total deferred tax assets	113,635
Valuation allowance	(113,635)
Deferred tax assets, net valuation allowance	$—

The income tax provision consists for the year ended December 31, 2023 of the following:

December 31, 2023
Federal
Current	$—
Deferred	85,675
State
Current	—
Deferred	27,960
Change in valuation allowance	(113,635)
Income tax provision	$—

At December 31, 2023, the Company had approximately $407,976 of net operating loss (“NOL”) carryforwards that may be available to offset future Federal taxable income indefinitely. The utilization of NOL carryforwards to offset future taxable income may be subject to limitations under Section 382 of the Internal Revenue Code and similar state statutes as a result of ownership changes that could occur in the future. If necessary, the deferred tax assets will be reduced by any carryforward that expires prior to utilization as a result of such limitations, with a corresponding reduction of the valuation allowance.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023, the change in the valuation allowance was $407,976.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31, 2023
Statutory federal income tax rate	21.0%
State tax expense, net of federal benefit	6.9%
Permanent items
Change in fair value of derivative liabilities	10.0%
Valuation allowance	(37.9)%
Income tax provision	—%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by such taxing authority. The Company’s tax returns since inception remain open to examination by such taxing authority.